UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Six Months Ended April 30, 2008

BMC FUND, INC.

BMC FUND, INC.
DIRECTORS AND OFFICERS

DIRECTORS

James T. Broyhill	Winston-Salem, North Carolina
M. Hunt Broyhill	Hickory, North Carolina
Paul H. Broyhill	Lenoir, North Carolina
R. Donald Farmer	Taylorsville, North Carolina
Robert G. Fox, Jr.	Charlotte, North Carolina
Jan E. Gordon	Palm Harbor, Florida
Gene A. Hoots	Charlotte, North Carolina
Brent B. Kincaid	Lenoir, North Carolina
Michael G. Landry	Fort Lauderdale, Florida
John S. Little	Naples, Florida
L. Glenn Orr, Jr.	Winston-Salem, North Carolina
Allene B. Stevens	Lenoir, North Carolina

OFFICERS

Paul H. Broyhill	Chairman and Chief Executive Officer
M. Hunt Broyhill	President
Michael G. Landry	Vice President and Chief Investment Officer
Boyd C. Wilson, Jr.	Vice President and Chief Financial Officer
Gene Hendricks	Vice President and Chief Compliance Officer
Carol Frye	Secretary and Treasurer

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2008, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2008, the Fund paid the following dividends per share:

December 10, 2007 to shareholders of record November 25, 2007	$1.71
March 10, 2008 to shareholders of record February 25, 2008	.25

Total	$1.96

Schedule I is a listing of the entire Fund’s diversified securities at April 30, 2008, with a total market value of $145,005,933.

Paul H. Broyhill, Chief Executive Officer

M. Hunt Broyhill, President

Michael G. Landry, Vice President

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2008

ASSETS AT MARKET VALUE:
Investment securities (cost - $120,813,705)	$145,005,933
Investments in affiliates - wholly owned subsidiaries (equity value $16,111,062)	14,386,535
Cash and short-term investments	102,665
Receivables, accrued interest and dividends	175,192
Receivable from broker	181,116
Other assets	65,181

Total assets	159,916,622

LIABILITIES:
Accounts payable and accrued expenses	34,601

Total liabilities	34,601

NET ASSETS AT APRIL 30, 2008 - EQUIVALENT TO $32.41 PER
SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$159,882,021

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares;
outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	92,939,370
Undistributed net investment income	10,524,563
Realized gain on investments	4,089,267
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	22,467,702

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$159,882,021

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2008

INVESTMENT INCOME:
Income:
Interest - fixed income	$146,431
Other interest and dividends	2,736,033
Equity in earnings of wholly-owned subsidiaries	1,633,463

Total income	4,515,927

Expenses:
Legal and professional fees	40,696
Directors' fees (Note 3)	27,000
Interest expense	91,874
Investment expense	49,544
Salaries	379,560
Property and liability insurance	31,217
Depreciation expense	1,422
Taxes and licenses	62,546
Rent	10,560
Office supplies and expense	24,952
Dues and subscriptions	25,587
Travel and entertainment	72,232

Total expenses	817,190

Investment income, net	3,698,737

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investment securities sold	4,089,267
Change in unrealized appreciation of investments for the period	(17,211,566)

Net gain on investments	(13,122,299)

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(9,423,562)

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2008 and 2007

	2008	2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,698,737	$1,997,034
Net realized gain on investments	4,089,267	3,482,738
Change in unrealized appreciation	(17,211,566)	8,914,235

Net increase (decrease) in net assets resulting from operations	(9,423,562)	14,394,007

Distributions to shareholders from:
Net realized gain on investment securities	(7,018,329)	-
Net investment income	(2,650,902)	(8,879,906)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,092,793)	5,514,101

NET ASSETS AT BEGINNING OF PERIOD	178,974,814	165,499,938

NET ASSETS AT END OF PERIOD (Including
undistributed net investment income:
2008 - $10,524,563; 2007 - $10,098,091)	$159,882,021	$171,014,039

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2008

1.	SIGNIFICANT ACCOUNTING POLICIES

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A.
Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the securities existed, and these differences could be material.

The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

B.
Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. The aggregate dollar amount of purchases and sales of investment securities, other than government securities and short-term debt securities having maturities of one year or less, for the six months ended April 30, 2008 was $84,414,708.

C.
Income Taxes - No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2008

1.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.	Dividend Policy - It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

E.
Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

F.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.	LINE OF CREDIT

On October 12, 2007, the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $7,500,000 to provide the Company more flexibility in its payment of dividend and management of its investments. The interest rate on any borrowings is at the LIBOR market index rate plus 100 basis points. No commitment fee is charged on any unused balance. As of April 30, 2008, the Company had no borrowings from this line of credit, which expires on June 30, 2008.

3.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

4.	RELATED PARTIES

The Company owns two wholly-owned subsidiaries, P. B. Realty, Inc. and Broyhill Industries, Inc. During the six months, the Company contributed an additional $50,000 of capital to Broyhill Industries, Inc. As of April 30, 2008 Broyhill Industries, Inc. had borrowings of $16,000 from BMC Fund, Inc., plus interest due of $82. The interest rate is the Wachovia Prime rate plus 100 basis points, with a minimum of six percent. As of April 30, 2008 the Company had borrowings of $5,000,000 from P. B. Realty, Inc., plus interest due of $42,230. The interest rate is the LIBOR three month rate plus 125 basis points, with a minimum rate of six percent.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2008

4.	RELATED PARTIES (Continued)

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc. The expense associated with this related party lease for each of the years ended April 30, 2008 and 2007 amounted to $10,560 and $9,600, respectively. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at April 30, 2008 was $31,288.

5.	SUPPLEMENTAL PROXY INFORMATION AND 2008 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 23, 2008 at Naples Grande Beach Resort, Naples, Florida. The meeting was held for the following purposes:

1.	To elect the following 12 directors to serve as follows:

Director	Term	Expiring

James T. Broyhill	1 year	2009
M. Hunt Broyhill	1 year	2009
Paul H. Broyhill	1 year	2009
R. Donald Farmer	1 year	2009
Robert G. Fox, Jr.	1 year	2009
Jan E. Gordon	1 year	2009
Gene A. Hoots	1 year	2009
Brent B. Kincaid	1 year	2009
Michael G. Landry	1 year	2009
John S. Little	1 year	2009
L. Glenn Orr, Jr.	1 year	2009
Allene B. Stevens	1 year	2009

2.	To vote upon such other business as may come before the meeting.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2008

5.	SUPPLEMENTAL PROXY INFORMATION AND 2008 ANNUAL MEETING OF SHAREHOLDERS (Continued)

The results of the proxy solicitation on the above matters were as follows:

Director	Votes For	Votes Against	Votes Withheld	Abstentions

James T. Broyhill	4,902,969	0	30,312	0
M. Hunt Broyhill	4,902,969	0	30,312	0
Paul H. Broyhill	4,902,969	0	30,312	0
R. Donald Farmer	4,902,969	0	30,312	0
Robert G. Fox, Jr.	4,902,969	0	30,312	0
Jan E. Gordon	4,733,910	169,059	30,312	0
Gene A. Hoots	4,902,969	0	30,312	0
Brent B. Kincaid	4,902,969	0	30,312	0
Michael G. Landry	4,902,969	0	30,312	0
John S. Little	4,902,969	0	30,312	0
L. Glenn Orr, Jr.	4,902,969	0	30,312	0
Allene B. Stevens	4,902,969	0	30,312	0

There was no other business voted upon at the Annual Meeting of Shareholders.

SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman and Chief Executive Officer, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, President, Christopher R. Pavese, CFA, Managing Director, and Dan J. Wakin, Managing Director - Alternative Investments, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Fund. Messrs. Landry and Hunt Broyhill have had such responsibility since 2001. Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations. Mr. Wakin has had such responsibility since February 2006, and has served the Fund in other capacities since 1995.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Months April 30, 2008 (Unaudited) Years Ended October 31, 2007, 2006, 2005, 2004, and 2003, Seven Month Period Ended October 31, 2002, and Each of the Four Years in the Period Ended March 31, 2002

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2008 (Unaudited), the years ended October 31, 2007, 2006, 2005, 2004, and 2003, the seven month period ended October 31, 2002, and each of the four years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING PERFORMANCE	Six Months Ended April 30, 2008(Unaudited)	2007	2006	2005	2004	2003	Seven Months Ended October 31, 2002		2002	2001	2000	1999
Net asset value, beginning of period	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46	$28.95		$29.44	$31.84	$29.01	$30.55
Net investment income	0.75	0.78	1.06	0.88	0.82	0.95	0.59		1.13	1.31	2.11	1.04
Net gains (losses) on investments	(2.66)	4.25	2.43	2.48	2.08	3.76	(3.45)		(0.30)	(2.13)	2.11	(0.16)
Total from investment operations	(1.91)	5.03	3.49	3.36	2.90	4.71	(2.86)		0.83	(0.82)	4.22	0.88
Less distributions:
Dividends from net investment income	0.54	0.27	0.41	-	0.65	0.45	0.56		0.84	1.58	1.10	1.49
Distributions from capital gains	1.42	2.03	2.37	1.46	0.48	0.55	0.07		0.48	-	0.29	0.93
Total distributions	1.96	2.30	2.78	1.46	1.13	1.00	0.63		1.32	1.58	1.39	2.42
Net asset value, end of period	$32.41	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46		$28.95	$29.44	$31.84	$29.01

Per share market value, end of period[1]	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00		$26.00	$26.00	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	(14.69)%	19.35%	13.40%	12.95%	11.14%	18.12%	(18.85	)%*	3.20%	(3.15)%	16.23%	3.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$159,882	$178,975	$165,500	$162,027	$152,623	$143,910	$125,596		$142,811	$145,221	$157,057	$143,092
Ratio of expenses to average net assets[3]	0.99%	0.75%	0.73%	0.60%	0.73%	0.73%	0.71	%*	0.62%	0.49%	0.40%	0.32%
Ratio of net investment income to average net assets[3]	4.47%	2.26%	3.20%	2.77%	2.70%	3.52%	3.78	%*	3.91%	4.23%	6.99%	3.50%
Portfolio turnover rate	27.08%	51.23%	48.22%	57.54%	40.10%	52.51%	31.95%		67.18%	33.65%	94.21%	80.17%

1Unaudited - Based on stock trades, which are very limited, during that year.
2Unaudited - Computed as follows: income from investment operations divided by per share market value.
3Average is computed on a quarterly basis.
*Annualized

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
April 30, 2008

Debt Issuer	Coupon Interest Rate	Maturity Date	Face Amount	Market Value	Percent of Net Assets

FIXED INCOME:
OAKWOOD HOMES CORP	7.875%	3/1/2004	$1,000,000	$480,000
ENRON CORP[1]	6.750%	7/1/2005	300,000	-
AUSTRALIA GOVT BOND	8.750%	8/15/2008	883,888	947,387
LEHMAN BROTHERS HLDGS NIKKEI INDEX	0.000%	9/29/2008	3,000,000	3,423,600
LEHMAN BROTHERS HLDGS EAFE INDEX	0.000%	11/15/2008	1,000,000	1,129,300
AUSTRALIA GOVT BOND	7.500%	9/15/2009	984,960	1,144,526
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	0.000%	3/15/2011	3,000,000	3,976,500

TOTAL INVESTMENTS IN FIXED INCOME			$10,168,848	$11,101,313	6.94%

1In default

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AUSTRALIA CURRENCY SHARES	1,000.00	$91,085	$94,800
FLAHERTY & CRUMRINE PREFERRED	6,000.00	72,548	66,180
TOTAL BOND MUTUAL FUNDS		$163,633	$160,980	0.10%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
U.S. LARGE CAP EQUITIES
Large Cap Blend
FAIRHOLME FUND	3,084.52	$100,000	$99,877
LONGLEAF PARTNERS FUND	1,881.47	60,000	59,643
SELECTED AMERN SHS INC COM	5,108.99	150,000	235,933
SPDR TR UNIT SER 1	5,000.00	548,765	691,300
		858,765	1,086,753	0.68%

Large Cap Value
DODGE & COX STK FD COM	4,629.90	549,147	575,913
EATON VANCE TAX ADVT COM	13,100.00	292,238	331,168
GABELLI DIVD & INCM TR COM	17,000.00	333,790	320,450
		1,175,175	1,227,531	0.77%

TOTAL U.S. LARGE CAP EQUITIES		2,033,940	2,314,284	1.45%

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
VANGUARD STRATEGIC EQUITY	16,920.62	306,714	328,937	0.21%

Mid Cap Growth
BRANDYWINE FD INC COM	10,053.62	225,000	337,299
VANGUARD CAPITAL OPPOR FUN	4,472.38	100,058	157,159
		325,058	494,458	0.31%

Small Cap Value
CORNERCAP GROUP FDS CONTRA	9,354.54	100,000	92,329
VANGUARD SMALL-CAP VALUE I	10,224.95	100,000	154,499
		200,000	246,828	0.15%

TOTAL U.S. SMALL/MID CAP EQUITIES		831,772	1,070,223	0.67%

INTERNATIONAL EQUITIES
World Stock
POLARIS GLOBAL VALUE FUND	4,938.85	105,000	84,207
SPDR SER TR DJ GLOBAL TITA	3,500.00	272,066	259,035
		377,066	343,242	0.21%

Foreign Large Blend
ISHARES TR MSCI EAFE IDX	6,300.00	260,093	477,603
UMB SCOUT INTERNATIONAL FU	5,625.88	200,000	207,201
VANGUARD INTL GROWTH FUND	10,944.15	553,811	832,412
		1,013,904	1,517,216	0.95%

Foreign Large Value

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets
GMO TR FOREIGN II	63,902.32	661,348	1,097,842
GMO TR INTL INTRINSIC VL I	19,384.40	362,936	599,560
ISHARES INC MSCI CDA INDEX	25,500.00	466,086	827,730
VANGUARD INTERNATIONAL VAL	2,449.54	108,000	100,357
		1,598,370	2,625,489	1.64%

Foreign Small/Mid Value
TWEEDY BROWNE FD INC GLOBA	19,958.23	453,541	554,639	0.35%

Diversified Emerging Markets
ISHARES TR MSCI EMERG MKT	9,700.00	491,030	1,422,602
T ROWE PRICE EMERGING MARK	2,557.55	100,000	104,271
		591,030	1,526,873	0.95%

Diversified Asia Pacific
MORGAN S D WITTR ASIA COM	56,000.00	582,115	1,099,280	0.69%

Japan Stock
VANGUARD PACIFIC STOCK IND	23,909.15	520,000	681,650
VANGUARD PACIFIC VIPERS	10,100.00	506,327	670,943
		1,026,327	1,352,593	0.85%

Asia Ex-Japan Stock
ISHARES INC MSCI AUSTRALIA	41,500.00	663,914	1,152,870
ISHARES INC MSCI S KOREA	5,000.00	329,381	300,600
ISHARES INC MSCI SINGAPORE	151,500.00	1,063,650	2,055,855
MATTHEWS INTL FDS ASIAN GR	75,615.05	1,125,000	1,485,836
TAIWAN FD INC COM	10,802.00	215,764	202,429
		3,397,709	5,197,590	3.25%

Latin America Stock
ISHARES INC MSCI BRAZIL	4,000.00	240,237	361,280
ISHARES INC MSCI MEXICO	4,000.00	157,040	233,720
ISHARES S&P LATIN AMERICA	1,000.00	258,920	276,500
		656,197	871,500	0.55%

TOTAL INTERNATIONAL EQUITIES		9,696,259	15,088,422	9.44%

SPECIALTY FUNDS
Banks
KBW REGIONAL BANKING ETF	4,750.00	165,209	163,543	0.10%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets
Diversified Financials
POWERSHARES FINANCIAL PREF	10,000.00	216,190	212,100	0.13%

Real Estate
VANGUARD REIT ETF	1,500.00	87,975	99,555	0.06%

Utilities
JOHN HANCOCK PATRIOT PREM	11,974.00	152,045	113,394	0.07%

Health
ISHARES DJ US MEDICAL DEVI	2,000.00	119,040	113,100
ISHARES DJ US PHRM	3,000.00	158,105	147,660
		277,145	260,760	0.16%

Natural Resources
BARCLAYS IPATH DJ AIG AGRI	20,000.00	1,091,590	1,192,400
ISHARES DJ US OIL & GAS EX	7,500.00	448,712	562,950
ISHARES DJ US OIL EQUIPMEN	7,500.00	449,903	517,515
ISHARES GSCI COMMODITY	700.00	38,300	43,820
MARKET VECTORS GLOBAL AGRI	4,000.00	231,566	235,000
OIL SVC HOLDRS TR DEPOSTRY	4,000.00	535,334	785,120
POWERSHARES ETF TRUST WATE	15,000.00	268,469	311,700
POWERSHS DB MULTI SECT DB	4,000.00	165,336	146,400
PROVIDENT ENERGY TR TR UNI	20,000.00	228,130	217,800
VANGUARD MATERIALS	1,500.00	120,446	134,970
		3,577,786	4,147,675	2.59%

Precious Metals
ISHARES COMEX GOLD TR	15,000.00	931,378	1,297,350	0.81%

Technology
ULTRA SEMICONDUCTORS PROSHARES	5,000.00	336,055	264,050	0.17%

World Allocation
IVY ASSET STRATEGY FUND CL	54,230.49	1,479,197	1,493,508	0.93%

Bear Market
ULTRASHORT FTSE/XINHUA CHI	1,000.00	79,293	63,500	0.04%

Long-Short
HUSSMAN STRATEGIC GROWTH FUND	278,211.27	4,500,000	4,267,761	2.67%
TOTAL SPECIALTY FUNDS		11,802,273	12,383,196	7.75%

TOTAL STOCK MUTUAL FUNDS		24,364,244	30,856,125	19.30%

TOTAL INVESTMENT IN MUTUAL FUNDS		$24,527,877	$31,017,105	19.40%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Company Name	Cost	Market Value	Percent of Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
- CONVERTIBLE HEDGE SERIES	$1,475,886	$1,774,874
- EVENT DRIVEN MULTI-STRATEGY SERIES	2,298,592	3,399,158
- MERGER ARBITRAGE SERIES	1,600,000	2,277,227
JMG CAPITAL PARTNERS LP	609,767	1,855,928
LMC COMPASS FUND LP	1,500,000	2,021,884
MARINER PARTNERS LP	750,000	1,589,253
RYE SELECT BROAD MARKET FUND LP	1,000,000	1,112,321
STARK INVESTMENTS LP	1,000,000	2,889,641
STARK STRUCTURED FINANCE ONSHORE FUND	1,000,000	1,138,559
WALNUT INVESTMENT PARTNERS	235,567	69,140
TOTAL LIMITED PARTNERSHIPS	11,469,812	18,127,985	11.34%

CALL OPTIONS:
AMBAC FINANCIAL CALL OPTION $40 EXP 5/17/08	8,531	125
BANK OF AMERICA CALL OPTION $42.50 EXP 01/17/09	102,375	57,000
CAL-MAINE FOODS, INC CALL OPTION $35 EXP 5/17/08	16,063	1,750
CBOE JUMBO VOLATILITY INDEX CALL OPTION $22.50 EXP 6/21/08	24,187	25,500
CBOE JUMBO VOLATILITY INDEX CALL OPTION $30 EXP 6/21/08	61,313	12,500
CBOE JUMBO VOLATILITY INDEX CALL OPTION $27.50 EXP 6/21/08	26,438	9,000
CBOE JUMBO VOLATILITY INDEX CALL OPTION $27.50 EXP 8/16/08	27,842	23,750
CBOE JUMBO VOLATILITY INDEX CALL OPTION $25 EXP 6/21/08	76,875	30,000
CBOE JUMBO VOLATILITY INDEX CALL OPTION $30 EXP 6/21/08	17,437	5,250
CBOE JUMBO VOLATILITY INDEX CALL OPTION $30 EXP 7/19/08	96,250	50,000
CBOE JUMBO VOLATILITY INDEX CALL OPTION $32.50 EXP 6/21/08	12,188	3,750
CBOE JUMBO VOLATILITY INDEX CALL OPTION $32.50 EXP 8/16/08	14,292	10,000
TOTAL CALL OPTIONS	483,791	228,625	0.14%

PUT OPTIONS:
CITIGROUP PUT OPTION $20 EXP 06/21/08	8,163	1,200
CITIGROUP PUT OPTION $22.50 EXP 09/20/08	17,563	7,150
GOOGLE INC PUT OPTION $440 EXP 06/21/08	134,563	5,750
TOTAL PUT OPTIONS	160,289	14,100	0.01%

WARRANTS:
CREDIT SUISSE 24 MONTH COMMODITY CURRENCY BASKET	58,400	58,607
CREDIT SUISSE 24 MONTH GULF CURRENCY BASKET	152,400	152,159
TOTAL WARRANTS	210,800	210,766	0.13%

TOTAL OTHER INVESTMENTS	$12,324,692	$18,581,476	11.62%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	170,600.00	HEAD N V NY REGISTRY SH	343,660	366,790	0.23%

Consumer Services	14,300.00	MCDONALDS CORP COM	343,270	851,994	0.53%

Media	30,000.00	DISNEY WALT CO COM	691,627	972,900
	500.00	GRUPO TELEVISA SA DE SP AD	14,532	12,340
	47,000.00	NEWS CORP CL B	815,268	869,500
			1,521,427	1,854,740	1.16%

Retailing	6,000.00	AARON RENTS INC COM	119,477	149,400
	30,000.00	HOME DEPOT INC COM	1,027,660	864,000
			1,147,137	1,013,400	0.63%

TOTAL CONSUMER DISCRETIONARY			3,355,494	4,086,924	2.56%

CONSUMER STAPLES
Food & Staples Retailing	6,500.00	COSTCO COMPANIES INC COM	428,070	463,125
	32,000.00	KROGER CO COM	591,459	872,000
	27,000.00	SAFEWAY INC COM NEW	505,111	853,200
	3,000.00	SYSCO CORP COM	88,555	91,710
			1,613,195	2,280,035	1.43%

Food, Beverage & Tobacco	25,000.00	CAL-MAINE FOODS, INC	781,090	738,750
	14,000.00	COCA COLA CO COM	581,457	824,180
	18,500.00	NESTLE S A SPONSORED ADR	965,356	2,206,927
	4,000.00	PEPSICO INC COM	286,163	274,120
	46,666.00	SADIA	769,979	1,025,719
			3,384,045	5,069,696	3.17%

Household & Personal Products	20,000.00	AVON PRODS INC COM	536,465	780,400
	24,000.00	PROCTER & GAMBLE CO COM	1,574,998	1,609,200
			2,111,463	2,389,600	1.49%

TOTAL CONSUMER STAPLES			7,108,703	9,739,331	6.09%

ENERGY	1,500.00	ACERGY	28,258	33,420
	15,000.00	ADVANTAGE ENERGY INCOM TR	166,993	178,500
	500.00	APACHE CORP COM	51,157	67,340
	15,000.00	BP PLC SPONSORED ADR	924,539	1,091,850
	7,500.00	CHEVRON CORP	338,776	721,125
	23,036.00	CONOCOPHILLIPS COM	746,332	1,984,551
	8,000.00	CPFL ENERGIA	476,273	592,800
	2,000.00	CROSSTEX ENERGY, LP	71,001	65,200

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

ENERGY (continued)	2,000.00	DEVON ENERGY CORP NEW COM	176,619	226,800
	6,700.00	DIAMOND OFFSHORE DRILL COM	798,667	840,247
	2,500.00	ENCANA CORP COM	202,778	202,025
	1,000.00	ENSCO INTL	67,385	63,730
	25,340.00	ENTERPRISE PRODS PARTN COM	470,956	791,368
	9,504.00	EXXON MOBIL CORP COM	520,472	884,537
	1,000.00	HORNBECK OFFSHORE SERVICES	45,817	49,870
	5,000.00	INERGY L P UNIT LTD PTNR	178,794	145,850
	5,235.00	KINDER MORGAN MANAGEMENT L	255,893	285,308
	69,728.00	KINDER MORGAN MGMT FRACTIO	35	38
	3,000.00	KNIGHTSBRIDGE TANKERS ORD	78,032	86,580
	11,000.00	MARKWEST ENERGY PARTNERS L	384,905	392,700
	7,899.00	NATIONAL OILWELL VARCO COM	572,374	540,687
	7,000.00	NOBLE CORPORATION SHS	331,666	383,360
	3,000.00	NORDIC AMERICAN TANKER COM	115,277	101,160
	2,000.00	ONEOK PARTNERS LP	139,118	116,100
	20,000.00	PENGROWTH ENERGY TR TR UNI	351,250	394,200
	7,500.00	PENN WEST ENERGY TR TR UNI	213,259	226,275
	3,500.00	ROYAL DUTCH SHELL ADR A	187,274	281,085
	8,792.00	ROYAL DUTCH SHELL ADR B	431,360	700,722
	3,000.00	SAN JUAN BASIN ROYALTY TRU	91,906	115,290
	250.00	SASOL	11,372	14,162
	2,050.00	SUNCOR ENERGY INC COM	191,882	231,015
	3,500.00	SUNOCO LOGISTICS PT LP COM	202,326	181,405
	2,000.00	TENARIS S A SPONSORED ADR	96,483	106,020
	10,000.00	TEPPCO PARTNERS L P UT LTD	323,635	350,900
	1,000.00	TRANSOCEAN INC NEW SHS	136,783	141,760
	3,000.00	VALERO ENERGY CORP NEW COM	203,442	146,550
	3,088.00	WEATHERFORD INTL LTD COM	217,002	249,109
	3,125.00	XTO ENERGY INC COM	145,324	193,313
TOTAL ENERGY			9,945,415	13,176,952	8.24%

FINANCIALS
Banks	31,000.00	BANK OF AMERICA CORP COM	1,417,737	1,163,740
	5,000.00	BB&T CORP COM	168,744	171,450
	12,000.00	FIRST CHARTER CORP.	268,562	364,560
	1,000.00	ICICI BANK	41,857	44,590
	2,500.00	NORFOLK SOUTHERN CORP COM	144,787	146,450
	3,150.00	SUNTRUST BKS INC COM	167,488	175,612
	28,700.00	US BANCORP DEL COM NEW	697,581	972,643
	3,000.00	WACHOVIA CORP 2ND NEW COM	101,207	87,450
			3,007,963	3,126,495	1.96%

Diversified Financials	15,800.00	ALLIANCE BERNSTEIN HLDG UN	660,678	975,816
	14,000.00	ALLIED CAP CORP COM	436,455	281,400
	10,000.00	AMERICAN CAPITAL STRAT COM	339,756	317,500
	250.00	BROOKFIELD ASSET MANAGEMEN	9,681	8,180

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

Diversified Financials	200.00	CME GROUP	123,955	91,490
(continued)	1,500.00	FORTRESS INVESTMENT GROUP	21,530	21,900
	6,000.00	GLADSTONE CAPITAL CORP	102,897	112,680
	3,000.00	GLADSTONE COMMERCIAL CORP	52,145	52,230
	5,000.00	GLADSTONE INVESTMENT CORP	53,254	45,300
	2,582.00	HSBC HLDGS PLC SPON ADR NE	235,010	224,092
	10,000.00	LEUCADIA NATIONAL CORP	463,328	512,200
	12,000.00	LLOYDS TSB GROUP PLC SPONS	468,276	411,240
	25,000.00	MERRILL LYNCH & CO INC COM	1,253,841	1,245,750
	3,000.00	OPTIONS EXPRESS HOLDINGS	80,551	64,410
	38,500.00	UBS AG NAMEN AKT	1,475,105	1,293,215
			5,776,462	5,657,403	3.54%

Insurance	14,500.00	AFLAC INC COM	757,204	966,715
	21,500.00	AMERICAN INTL GROUP COM	1,272,836	993,300
	12.00	BERKSHIRE HATHAWAY A	1,612,978	1,606,200
	8,000.00	MANULIFE FINL CORP COM	245,054	311,480
	40,000.00	MARSH & MCLENNAN COS COM	1,154,788	1,103,600
			5,042,860	4,981,295	3.12%

Real Estate	5,000.00	CAPITALSOURCE INC COM	105,387	70,250
	25,000.00	MEDICAL PPTYS TR INC COM	256,901	303,750
	1,000.00	VENTAS INC	35,474	48,560
	1,000.00	VORNADO RLTY TR SH BEN INT	79,383	93,090
			477,145	515,650	0.32%

TOTAL FINANCIALS			14,304,430	14,280,843	8.93%

HEALTH CARE
Health Care Equipment &	1,166.00	AMEDISYS INC COM	54,237	60,399
Services	5,000.00	BARD C R INC COM	206,257	470,850
	22,500.00	CIGNA CORP COM	383,824	960,975
	1,000.00	LABORATORY CORP AMER HLDGS	67,883	75,420
	4,000.00	MEDCO HEALTH SOLUTIONS COM	163,740	188,860
	22,000.00	MEDTRONIC INC COM	1,186,791	1,070,960
	2,500.00	PEDIATRIX MED GROUP COM	113,813	169,975
	4,000.00	QUEST DIAGNOSTICS INC COM	204,139	200,720
			2,380,684	3,198,159	2.00%

Pharmaceuticals &	12,600.00	AMGEN INC COM	671,393	527,562
Biotechnology	40,000.00	BRISTOL MYERS SQUIBB COM	965,578	878,800
	100.00	GILEAD SCIENCES INC COM	4,127	5,176
	10,000.00	GLAXOSMITHKLINE PLC SPONSO	523,306	441,100
	12,500.00	JOHNSON & JOHNSON COM	764,836	838,625
	20,000.00	MERCK & CO INC COM	601,364	760,800
	1,500.00	NOVO-NORDISK A S ADR	105,889	103,035

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

Pharmaceuticals &	22,500.00	PFIZER INC COM	582,577	452,475
Biotechnology (continued)	53,000.00	SCHERING PLOUGH CORP COM	1,012,150	975,730
	10,000.00	WYETH COM	458,624	444,700
			5,689,844	5,428,003	3.40%

TOTAL HEALTH CARE			8,070,528	8,626,162	5.40%

INDUSTRIALS
Capital Goods	12,000.00	3M COMPANY	1,044,512	922,800
	12,000.00	CATERPILLAR INC DEL COM	830,976	982,560
	7,500.00	DRS TECHNOLOGIES INC COM	215,334	468,300
	7,000.00	GENERAL DYNAMICS CORP COM	335,505	632,940
	41,000.00	GENERAL ELEC CO COM	1,372,334	1,340,700
	23,000.00	IDEX CORP	771,386	843,870
	3,000.00	II-VI INC.	90,857	111,420
	2,000.00	KENNAMETAL	78,879	69,540
	10,000.00	L-3 COMMUNICATNS HLDGS COM	869,677	1,114,500
	2,000.00	MANITOWOC INC COM	89,165	75,440
	2,000.00	PRECISION CASTPARTS CORP	272,301	235,120
	2,000.00	RAYTHEON CO COM NEW	132,910	127,940
			6,103,836	6,925,130	4.33%

Commercial Services & Supplies	1,000.00	STERICYCLE INC COM	48,709	53,380	0.03%

TOTAL INDUSTRIALS			6,152,545	6,978,510	4.36%

INFORMATION TECHNOLOGY
Software & Services	10,000.00	BMC SOFTWARE	339,147	347,600
	200.00	CACI INTL INC CL A	9,943	10,024
	200.00	COGNIZANT TECHNOLOGY SOLUT	7,825	6,450
	3,245.00	GLOBAL SOURCES	48,941	45,073
	26,000.00	MICROSOFT CORP COM	681,640	741,520
	8,000.00	ORACLE CORP COM	166,835	166,800
	15,000.00	SYMANTEC CORP COM	243,709	258,300
	10,000.00	UNITED ONLINE INC COM	114,228	106,800
			1,612,268	1,682,567	1.05%

Technology Hardware &	2,000.00	APPLE COMPUTER INC COM	276,466	308,300
Equipment	5,500.00	CISCO SYS INC COM	154,983	141,020
	9,000.00	INTERNATIONAL BUS MACH COM	649,107	1,086,300
	3,000.00	NOKIA CORP SPONSORED ADR	110,685	90,210
	10,000.00	SEAGATE TECHNOLOGY SHS	278,351	188,700
	25,000.00	TYCO ELECTRONICS	741,066	935,250
	17,500.00	WESTERN DIGITAL CORP COM	424,977	507,325
			2,635,635	3,257,105	2.04%

Semiconductors &	2,000.00	INTEL CORP COM	51,695	44,520
Semiconductor Equipment	2,500.00	MEMC ELECTRONIC MATERIALS	154,049	157,425
	2,500.00	NVIDIA CORP COM	92,271	51,375
	5,000.00	RAMTRON INTERNATIONAL CORP	21,744	21,300
			319,759	274,620	0.17%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

TOTAL INFORMATION TECHNOLOGY			4,567,662	5,214,292	3.26%

MATERIALS	12,000.00	ALLIANCE RES PARTNR LP UT	207,160	497,640
	4,020.00	ANGLO AMERN PLC ADR	110,014	131,655
	10,000.00	ARCHER DANIELS MIDLAND COM	330,233	440,600
	2,000.00	B A S F A G SPONSORED ADR	271,836	284,446
	4,000.00	BHP BILLITON LTD SPONSORED	306,268	322,640
	110.00	BROOKFIELD INFRASTRUCTURE	2,310	2,186
	1,000.00	BUNGE LIMITED COM	111,953	114,090
	1,012.00	CEMEX S A SPON ADR 5 ORD	34,346	27,982
	2,500.00	CLEVELAND CLIFFS	317,637	389,900
	4,000.00	COMPANHIA VALE DO RIO DOCE	136,632	156,320
	40,000.00	COSAN LIMITED CL A	538,275	530,400
	5,000.00	DOW CHEM CO COM	186,905	200,750
	10,500.00	DU PONT E I DE NEMOURS COM	502,860	513,555
	250.00	FREEPORT MCMORAN COPPER &	27,849	28,437
	2,000.00	MAGELLAN MIDSTREAM PARTNER	88,730	81,360
	3,000.00	MECHEL OAO	215,192	437,400
	1,000.00	MONSANTO	103,858	114,020
	1,000.00	MOSAIC CO	77,950	122,510
	1,500.00	NUCOR CORP COM	100,114	113,250
	2,000.00	POTASH CORPORATION	269,106	367,900
	500.00	RIO TINTO	129,747	235,000
	18,000.00	ROHM & HAAS CO COM	898,475	962,100
	35,000.00	SEALED AIR CORP NEW	851,503	885,150
	1,000.00	SOUTHERN COPPER CORP	116,015	114,760
	1,000.00	SYNGENTA AG SPONSORED ADR	49,245	59,180
	2,000.00	TERRA INDUSTRIES	79,473	73,220
TOTAL MATERIALS			6,063,686	7,206,451	4.51%

TELECOMMUNICATION	6,000.00	AMERICA MOVIL SA DE CV SPO	318,924	347,760
SERVICES	1,300.00	CHINA MOBILE HONG KONG SPO	60,106	112,216
	7,500.00	CHUNGHWA TELECOM CO SPONSO	134,510	191,325
	6,000.00	MOBILE TELESYS OJSC SPONSO	500,863	457,080
	15,000.00	PARTNER COMMUNICATIONS	233,861	349,050
	500.00	SK TELECOM LTD SPONSORED A	9,648	11,285

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

TELECOMMUNICATION	14,221.00	TELECOM CP NEW ZEALAND SPO	208,204	208,906
SERVICES (continued)	12,500.00	TELECOMUNCA DE SAO PAU SPO	264,168	331,500
	5,000.00	VIVO PARTICIPACOES	29,545	33,750
TOTAL TELECOMMUNICATION SERVICES			1,759,829	2,042,872	1.28%

UTILITIES	7,000.00	AMERIGAS PARTNERS L P UNIT	249,736	234,080
	10,000.00	COMPANHIA DE SANEAMENTO SP	339,398	506,300
	7,000.00	COMPANHIA PARANAENSE de EN	101,750	120,600
	7,500.00	ENDESA NACIONAL ELEC SPONS	312,708	375,208
	5,000.00	EXELON CORP COM	131,176	427,400
	2,000.00	PPL CORP COM	104,472	96,040
	55,000.00	TECO ENERGY INC COM	720,631	880,550
TOTAL UTILITIES			1,959,871	2,640,178	1.65%

TOTAL INVESTMENT INCOMMON STOCKS			$63,288,163	$73,992,515	46.28%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

PREFERRED STOCKS:
BLUE WATER TR I	10	$1,001,109	$1,000,000
COMCAST CORP 7% NOTE	4,000	$91,267	$97,080
LEARNINGSTATION.COM	1,224,661	500,000	300,000

TOTAL INVESTMENTS IN PREFERRED STOCKS		$1,592,376	1,397,080	0.87%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2008

Industries	Company Name	Cost	Market Value	Percent of Net Assets

Short-term Investments	First American Treasury Oblig. Fund Z	$8,916,444	$8,916,444

Total Short-term Investments		$8,916,444	8,916,444	5.58%

TOTAL INVESTMENTS - MARKET VALUE			$145,005,933	90.70%

Aggregate gross unrealized appreciation of security values			$28,936,336
Aggregate gross unrealized depreciation of security values			(4,744,108)
Net appreciation of security values			24,192,228
Tax cost of securities			120,813,705

Total market value of securities			$145,005,933

BMC FUND, INC.	SCHEDULE II
INVESTMENTS IN AFFILIATES (Unaudited)
April 30, 2008

Issuer	Number of Shares Held At April 30, 2008	Amount of Equity In Net Profit And Loss for the Period	Amount of Dividends (1)	Value at April 30, 2008

Broyhill Industries, Inc. - wholly owned
subsidiary	1,000	$(22,136)	$-	$678,321

P. B. Realty, Inc. - wholly owned
subsidiary	1,000	1,655,599	-	13,708,214

TOTAL		$1,633,463	$-	$14,386,535

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Paul H. Broyhill
Paul H. Broyhill
President and Chief Executive Officer

Date: June 18, 2008

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: June 18, 2008